Acquisitions and disposals	12 Months Ended
Dec. 31, 2023
Acquisitions and disposals.
Acquisitions and disposals
3.	Acquisitions and disposals

Asset acquisitions

In August 2020, the Group entered into purchase agreements with shareholders of Hainan Puluo Medical Technology Co., Ltd. (“Puluo”) to acquire 100% of Puluo’s equity ownership for a gross consideration of RMB2,063, among of which RMB1,500 was prepaid in 2020. In January 2021, the Group completed the acquisition. Puluo holds a medical institution license and a trademark and software copyright.

The Group evaluated the acquisition of the purchased assets under ASC 805, and concluded that as substantially all of the fair value of the gross assets acquired is concentrated in an identifiable group of similar assets, the transaction did not meet the requirements to be accounted for as a business combination and therefore was accounted for as an asset acquisition.

The purchase price of the assets are as follows:

As of
December 31,
2021
Intangible assets- Medical institution license	3,708
Intangible assets- Trademark and software copyright	98
Total assets acquired	3,806
Deferred tax liabilities	(927)
Accrued expenses and other current liabilities	(816)
Total liabilities assumed	(1,743)
Net assets acquired	2,063

The Company recognized any excess consideration transferred over the fair value of the net assets acquired on a relative fair value basis to the identifiable net assets. The Company determined the estimated fair values using Level 3 inputs after review and consideration of relevant quoted market prices of comparable companies and relevant information.

Business combination and non-controlling interests

Acquisition of Beijing Yifan Fengshun Medical Technology Co., Ltd.

In December 2021, the Group completed one business combination to complement its existing businesses with RMB nil consideration in exchange for 100% of Beijing Yifan Fengshun Medical Technology Co., Ltd.’s equity interest. The acquiree operates clinical trial patient recruitment services. The transaction was considered a business combination and therefore was recorded using the acquisition method of accounting. The consideration transferred was determined based on the acquisition-date fair value of the equity interest acquired, and was allocated based on the fair values of the acquired assets and liabilities, which were RMB13,507 (including cash acquired of RMB1,328) and RMB13,809, respectively. Goodwill recognized in this acquisition amounted to RMB302, which was primarily attributable to the synergies expected to be achieved from this acquisition. The goodwill recognized is not deductible for tax purposes.

Acquisition of Shenlanbao

In June 2023, the Group entered into purchase agreements with shareholders of Shenlanbao to acquire up to 100% of Shenlanbao’s equity ownership in different batches. The Group completed the first batch of 60% equity interest of Shenlanbao in July 2023 with cash consideration of RMB216.0 million. The acquisition of the remaining 40% equity interest of Shenlanbao is subject to certain performance targets and closing conditions in the following three years.

3.	Acquisitions and disposal of subsidiary (continued)

Business acquisitions and noncontrolling interests (continued)

Given the Group obtained majority voting interest of Shenlanbao, the transaction was considered a business combination and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities assumed as of the date of acquisition is summarized as follows:

	Amounts	Estimated useful lives
Net assets acquired	144,215
Newly identified and appreciation of intangible assets
-Trademark	75,000	Indefinite
-Insurance brokerage license	46,000	Indefinite
Goodwill	77,331
Deferred tax liabilities	(30,250)
Mezzanine Equity: Redeemable non-controlling interests	(96,296)
Total	216,000

Net assets acquired primarily consisted of cash and cash equivalents and restricted cash of RMB20,095, short-term investments of RMB72,631, accounts receivable of RMB46,582, contract assets of RMB54,077 and accrued expenses and other current liabilities of RMB59,226 as of the date of acquisition.

Goodwill arising from the acquisition of Shenlanbao was attributable to the benefit of expected synergies, the assembled workforce, revenue growth and future market development as of the date of acquisition. Goodwill arising from the acquisition is not expected to be deductible for tax purposes.

Results of operations attributable to the acquisition of Shenlanbao and pro forma results of operations for the acquisition of Shenlanbao have not been presented because they are not material to the consolidated statements of comprehensive income/(loss) for the years ended December 31, 2022 and 2023.

Disposal of subsidiaries

In May 2021, pursuant to a share purchase agreement, the Group transferred 100% ownership interest in Jinan Yifangda Pharmacy Co., Ltd. (“Yifangda”), a subsidiary of the Group, to third parties in return for cash consideration of Renminbi 1 yuan. As a result, the Group lost control over Yifangda. A disposal loss of RMB252 was recognized under line-item “others, net” in the consolidated statement of comprehensive loss, which is the difference between the disposal consideration of Renminbi 1 yuan and the carrying value in Yifangda, amounted to net assets of RMB252.

In October 2023, pursuant to a share purchase agreement, the Group transferred 100% ownership interest in Supervalley Inc. (“Supervally”), a subsidiary of the Group, to third parties in return for cash consideration of USD 1 dollar. As a result, the Group lost control over Supervally. A disposal loss of RMB2,169 was recognized under line-item “others, net” in the consolidated statement of comprehensive loss, which is the difference between the disposal consideration of USD 1 dollar and the carrying value in Supervally, amounted to net assets of RMB2,169.